United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-4489

                      (Investment Company Act File Number)


                       Federated U.S. Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


                 Date of Reporting Period: Quarter ended 5/31/06







Item 1.     Schedule of Investments




FEDERATED U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  U.S. TREASURY-63.9%
                  U.S. TREASURY BONDS-63.9%
  $ 3,650,000     9.250%, 2/15/2016                                                                                    $   4,773,816
    1,500,000     9.125%, 5/15/2018                                                                                        2,008,144
    4,000,000     9.000%, 11/15/2018                                                                                       5,341,821
    4,000,000     8.125%, 8/15/2019                                                                                        5,055,654
    4,000,000     8.750%, 5/15/2020                                                                                        5,331,868
    1,000,000     8.125%, 8/15/2021                                                                                        1,285,008
    3,200,000     8.000%, 11/15/2021                                                                                       4,078,824
    1,000,000     7.125%, 2/15/2023                                                                                        1,191,105
    3,900,000     7.500%, 11/15/2024                                                                                       4,861,916
    3,000,000   1 6.875%, 8/15/2025                                                                                        3,535,011
    4,400,000     6.750%, 8/15/2026                                                                                        5,143,032
    4,650,000   2 6.500%, 11/15/2026                                                                                       5,299,511
    3,400,000     6.125%, 11/15/2027                                                                                       3,729,447
      750,000     4.500%, 2/15/2036                                                                                          668,134
                     TOTAL U.S. TREASURY (IDENTIFIED COST $49,462,561)                                                    52,303,291
                  GOVERNMENT AGENCIES--34.5%
                  FEDERAL HOME LOAN BANK SYSTEM--13.0%
    5,000,000     5.500%, 7/20/2020                                                                                        4,684,887
    5,000,000     7.125%, 2/15/2030                                                                                        5,922,917
                     TOTAL                                                                                                10,607,804
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--7.5%
    2,500,000     6.750%, 3/15/2031                                                                                        2,882,645
    3,500,000     5.625%, 11/23/2035                                                                                       3,233,011
                     TOTAL                                                                                                 6,115,656
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.0%
    5,000,000     5.125%, 4/15/2011                                                                                        4,918,823
    4,500,000     5.000%, 3/2/2015                                                                                         4,311,942
    2,000,000     6.625%, 11/15/2030                                                                                       2,264,414
                     TOTAL                                                                                                11,495,179
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $28,805,867)                                              28,218,639
                  REPURCHASE AGREEMENTS-5.4%
    3,691,000     Interest in $2,000,000,000 joint repurchase agreement 5.040%, dated 5/31/2006, under which               3,691,000
                  Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,000,280,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,288 (purchased with proceeds from securities lending collateral).
      786,000     Interest in $3,100,000,000 joint repurchase agreement 5.050%, dated 5/31/2006, under which UBS             786,000
                  Securities LLC, will repurchase U.S. Treasury securities and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067.
                     TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                 4,477,000
                     TOTAL INVESTMENTS --- 103.8%                                                                         84,998,930
                     (IDENTIFIED COST $82,745,428)3
                     OTHER ASSETS AND LIABILITIES --- NET --- (3.8)%                                                     (3,105,924)
                     TOTAL NET ASSETS --- 100%                                                                         $  81,893,006


     1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

          As of May 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

          MARKET VALUE OF SECURITIES LOANED          MARKET VALUE OF COLLATERAL
          $3,535,011                                 $3,691,000

     2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

     3 At May 31, 2006, the cost of investments for federal tax purposes was $82,745,428. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized depreciation from futures contracts, was $2,253,502. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,736,383 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,482,881. At May 31, 2006, the Fund had the following open futures contracts:

                                                                                                 NET UNREALIZED
                                      NUMBER OF                                                  APPRECIATION/
    CONTRACTS                         CONTRACTS     NOTIONAL VALUE        EXPIRATION DATE         DEPRECIATION
    U.S. Treasury Bond Futures4       35            $3,723,398            September 2006               $11,485
    U.S. Treasury 10-Year Futures4    45            $4,730,273            September 2006              $(8,125)

     4    Non-income producing security.


   Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.


INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Bond Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006